PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment, Gross		$ 9,097,463	$ 8,944,456
Less: Accumulated depreciation and amortization	(5,391,686)	(5,068,522)	(4,659,670)
Property, Plant and Equipment, Net	4,116,597	4,028,943	4,284,786
Laboratory Manufacturing and Warehouse Equipment [Member]
Property, Plant and Equipment, Gross		5,563,694	5,448,732
Office Equipment [Member]
Property, Plant and Equipment, Gross		67,414	64,927
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		49,804	49,804
Transportation Equipment [Member]
Property, Plant and Equipment, Gross		66,855	66,855
Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Gross		$ 3,349,696	$ 3,314,138